Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of revenue - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of revenue [Line Items]
Net revenues	¥ 485,863	$ 75,251	¥ 381,517	¥ 846,298		$ 129,701		¥ 1,147,942		¥ 448,508
Net loss	(129,256)	(20,019)	(177,970)	(396,494)		(60,765)		(736,149)		(445,155)
Net cash (used in)/provided by operating activities	61,527	9,529	(11,763)	8,435		1,293		(164,856)		(52,071)
Net cash (used in)/provided by investing activities	(5,145)	(797)	(27,266)	(41,915)		(6,424)		36,329		(29,685)
Net cash provided by/(used in) financing activities	¥ 3,008	$ 466	¥ (25,923)	¥ (34,223)	[1]	$ (5,245)	[1]	¥ 13,538	[1]	¥ 189,862	[1]

[1]	With respect to the cash flows of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions for the years ended December 31, 2018 and 2019, the Company disclosed the net cash provided by financing activities was RMB 189,682 and RMB 13,358, respectively. The Company noted there were typos and the correct amount should be RMB 189,862 and RMB 13, 538 for the two years, respectively. The Group analyzed the misstatement of these disclosure on quantitative impact and qualitative impact, and concluded that the impact of above difference was not material in both quantitative view and qualitative view. Therefore, no restatement on the previously issued financial statement is necessary. However, the Company revised the comparable financial statement disclosure for the years ended December 31, 2018 and 2019 in this registration statement for the comparable purpose.